OPERATING LEASES (Narratives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASES
Operating lease costs	$ 1,611	$ 1,223	$ 121
Short term lease costs	976	270	405
Cash paid amounts included in measurement of operating lease liabilities	$ 1,725	735	$ 52
Weighted average remaining lease term	3 years 7 months 24 days
Weighted average discount rate	3.35%
Operating lease expenses		$ 387
Minimum
OPERATING LEASES
Operating lease remaining lease term	8 months 1 day
Maximum
OPERATING LEASES
Operating lease remaining lease term	3 years 9 months